Other financial assets	12 Months Ended
Dec. 31, 2024
Disclosure of Other financial assets [Abstract]
Other financial assets	Other financial assets

(in €‘000)	December 31, 2024	December 31, 2023
Pledged bank balances	21,722	15,512
Security deposits	8,618	11,170
Derivatives	1,167	3,700
Investments in equity securities	45,965	16,557
Prepaid warranties non-current	4,705	5,657
Other receivables	925	1,821
Total	83,102	54,417
Non-current	78,536	52,641
Current	4,566	1,776
Total	83,102	54,417
Pledged bank balances
As at December 31, 2024, the Group has pledged bank balances to secure the payment of interest and commitment fees to the Group's external lender. These pledges do not impact the ability of the Group to use these bank accounts and their balances. These pledged bank balances have an original maturity of twelve months or more. Therefore, the Group has presented its pledged bank balances as other financial assets - non-current in the consolidated statement of financial position, as opposed to cash and cash equivalents.
As at December 31, 2024, the Group had pledged bank balances for an amount of €21,734 thousand (December 31, 2023: €15,512 thousand). There were no pledged bank balances that have an original maturity between three and twelve months.
As at December 31, 2024, the non-current portion relates to bank balances pledged to secure the payment of interest and commitment fees to the Group’s external lender for an amount of €13,313 thousand (December 31, 2023: €10,500 thousand) and bank balances pledged to secure bank guarantees and letters of credit for an amount of €5,248 thousand (December 31, 2023: €3,612 thousand).
During previous reporting periods, the Group received subsidies in advance from the Innovation and Networks Executive Agency (“INEA”), an agency established by the European Commission. The Group pledged bank balances as a security for a bank guarantee, in the event the Group is required to repay the subsidy. As at December 31, 2024, the Group pledged bank balances in relation to the bank guarantee for these subsidies for an amount of €1,400 thousand (December 31, 2023: €1,400 thousand).
Security deposits
The security deposits decreased during the year ended December 31, 2024 due to settlement and release of security deposits by E6 during the year which resulted in an overall year-over-year decrease in security deposits.
Derivatives
Other derivatives
Included in the Group’s derivatives balance as at December 31, 2024, are two interest rate caps (December 31, 2023: two) which the Group entered into to hedge its interest rate risk exposure.
During the year ended December 31, 2024, the Group recognized a fair value loss of €2,533 thousand (2023: loss of €5,497 thousand, 2022: gain of €5,507 thousand) on its interest rate caps. As at December 31, 2024, the fair value of the interest rate caps amount to €1,167 thousand (December 31, 2023: €3,700 thousand).
Fair value changes of the Group’s interest rate cap derivatives are recognized in the consolidated statement of profit or loss, within finance income/(costs) which are disclosed in Note 12.
Refer to Note 32 for information about the methods and assumptions used in determining the fair value of derivatives.
Investment in equity securities
The Group’s investments in equity securities relate to an investment in Voltalis S.A. (“Voltalis”), a private company that provides distributed demand response products which enable households to achieve energy savings. The Group acquired the investment through the acquisition of MOMA.
As of December 31, 2024, the Group holds 10.86% (December 31, 2023: 12.38%) of the total share capital of Voltalis, which has a fair value of €45,965 thousand (December 31, 2023: €16,557 thousand). The Group recognized a fair value gain of €29,407 thousand with respect to this investment during the year ended December 31, 2024. The gain is due to the increase in the investment fair value, which has been based on the transaction price of the additional capital raised by this private company in July 2024.
Fair value changes of the Group’s investment in equity securities are recognized in the consolidated statement of other comprehensive income. Refer to Note 32 for information about the methods and assumptions used in determining the fair value of the investment.
Prepaid warranties non-current
The Group purchases extended warranties for its fast and ultra-fast chargers for a period between 1 and 3 years depending on the charging pole's supplier. The extended warranty period starts after the standard warranty period of 2 years expires. The extended warranty was paid in advance at the moment when the charger is delivered.
As of December 31, 2024, the Group's prepaid extended warranties for charging equipment in amount of €4,705 thousand (December 31, 2023: €5,657 thousand). This amount of prepaid extended warranties is classified as non-current. The prepaid extended warranties classified as current as of December 31, 2024 amount to €1,221 thousand (December 31, 2023: €311 thousand) and are presented as part of prepayments and other assets in Note 21.
Other receivables
As of December 31, 2024, the other receivables mainly represent the non-current portion of an outstanding receivable with one of the Group's customers of €925 thousand (December 31, 2023: €1,651 thousand), net of an allowance of €41 thousand (December 31, 2023: €143 thousand). The Group has agreed on payments terms with its customer. The receivable will be settled in equal payment installments during approximately two years from the balance sheet date. The Group accrues interest on the balance at an annual rate of 8.4%.